Derivative financial instruments - Summary of positions with derivative financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 10,943,714	R$ 7,559,433
Assets, notional amount	547,269,601	733,048,921
Liabilities, fair value	11,908,183	7,819,364
Liabilities, notional amount	451,909,618	668,901,580
Options
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	6,570,325	6,298,358
Assets, notional amount	371,849,357	681,464,674
Liabilities, fair value	8,112,055	6,735,478
Liabilities, notional amount	311,295,196	614,741,256
Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,577,311	777,816
Assets, notional amount	75,380,631	5,578,227
Liabilities, fair value	2,561,327	870,393
Liabilities, notional amount	82,520,691	6,143,671
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,601,167	456,724
Assets, notional amount	88,107,328	2,905,411
Liabilities, fair value	1,057,426	200,272
Liabilities, notional amount	44,968,097	3,035,011
Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	194,911	26,535
Assets, notional amount	11,932,285	43,100,609
Liabilities, fair value	157,710	13,221
Liabilities, notional amount	13,041,450	R$ 44,981,642
Others
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	19,665
Liabilities, notional amount	R$ 84,184